First Trust Private Assets Fund
AMENDED AND RESTATED
BY-LAWS
      These Amended and Restated
By-laws (the "By-laws") of the First
Trust Private Assets Fund (the
"Trust"), a Delaware statutory trust,
are subject to the Trust's Amended
and Restated Agreement and
Declaration of Trust dated December
23, 2022, as from time to time
amended, supplemented or restated
(the "Trust Instrument"). Capitalized
terms used herein which are defined
in the Trust Instrument are used as
therein defined.
ARTICLE I
OFFICES
      Section 1.1	Delaware
Office. The registered office of the
Trust in Delaware and the name and
address of its resident agent for
service of process shall be as set
forth in the Certificate of Trust of the
Trust, as filed with the Secretary of
State of Delaware on February 14,
2022, and as may be amended and
restated from time to time.
      Section 1.2	Principal
Office. The principal office of the
Trust shall be located in such
location as the Trustees may from
time to time determine. The Trust
may establish and maintain such
other offices and places of business
as the Trustees may from time to
time determine.
ARTICLE II
OFFICERS AND THEIR
ELECTION
      Section 2.1	Officers. The
officers of the Trust shall be a
President, a Treasurer, a Secretary, a
Chief Compliance Officer and such
other officers as the Trustees may
from time to time elect. It shall not
be necessary for any Trustee or other
officer to be a holder of Shares in the
Trust.
      Section 2.2	Election of
Officers. Two or more offices may
be held by a single person. Subject to
the provisions of Section 2.3 hereof,
the officers shall hold office until
their successors are chosen and
qualified and serve at the pleasure of
the Trustees.
      Section 2.3	Resignations.
Any officer of the Trust may resign
by filing a written resignation with
the President, the Secretary or the
Trustees, which resignation shall
take effect on being so filed or at
such later time as may be therein
specified.
ARTICLE III
POWERS AND DUTIES OF
OFFICERS AND TRUSTEES
      Section 3.1	Chief
Executive Officer. Unless the
Trustees have designated the
Chairman as the chief executive
officer of the Trust, the President
shall be the chief executive officer of
the Trust.
      Section 3.2	Treasurer.
The Treasurer shall be the principal
financial and accounting officer of
the Trust. He shall deliver all funds
and securities of the Trust which
may come into his hands to such
company as the Trustees shall
employ as Custodian in accordance
with the Trust Instrument and
applicable provisions of law. He
shall make annual reports regarding
the business and condition of the
Trust, which reports shall be
preserved in Trust records, and he
shall furnish such other reports
regarding the business and condition
of the Trust as the Trustees may
from time to time require. The
Treasurer shall perform such
additional duties as the Trustees or
the Chief Executive Officer may
from time to time designate.
      Section 3.3	Secretary.
The Secretary shall record in books
kept for the purpose all votes and
proceedings of the Trustees and the
Shareholders at their respective
meetings. He shall have the custody
of the seal of the Trust. The
Secretary shall perform such
additional duties as the Trustees or
the Chief Executive Officer may
from time to time designate.
      Section 3.4	Chief
Compliance Officer. The Chief
Compliance Officer ("CCO") of the
Trust shall be responsible for
administering the Trust's policies
and procedures adopted pursuant to
Rule 38a-l(a) under the Investment
Company Act of 1940, or any
successor provision thereto. The
CCO shall have such other powers
and duties as from time to time may
be conferred upon or assigned to the
CCO by the Trustees.
      Section 3.5	Additional
Officers. The Trustees from time to
time may appoint such other officers
or agents as they may deem
advisable, each of whom shall have
such title, hold office for such
period, have such authority and
perform such duties as the Trustees
may determine.
      Section 3.6	Removal. Any
officer may be removed from office
at any time by the Trustees.
      Section 3.7	Remuneratio
n. The salaries or other
compensation, if any, of the officers
of the Trust shall be fixed from time
to time by resolution of the Trustees.
ARTICLE IV
SHAREHOLDERS' MEETINGS
      Section 4.1	Notices.
Notices of any meeting of the
Shareholders shall be given by the
Secretary by delivering or mailing,
postage prepaid, to each Shareholder
entitled to vote at said meeting,
written or printed notification of
such meeting at least seven (7) days
before the meeting, to such address
as may be registered with the Trust
by the Shareholder. Notice of any
Shareholder meeting need not be
given to any Shareholder if a written
waiver of notice, executed before or
after such meeting, is filed with the
record of such meeting, or to any
Shareholder who shall attend such
meeting in person or by proxy.
Notice of adjournment of a
Shareholders' meeting to another
time or place need not be given, if
such time and place are announced at
the meeting or reasonable notice is
given to persons present at the
meeting.
      Section 4.2	Voting-
Proxies. Subject to the provisions of
the Trust Instrument, Shareholders
entitled to vote may vote either in
person or by proxy, provided that
either (i) an instrument authorizing
such proxy to act is executed by the
Shareholder in writing and dated not
more than eleven (11) months before
the meeting, unless the instrument
specifically provides for a longer
period or (ii) an electronic,
telephonic, computerized or other
alternative to execution of a written
instrument authorizing the proxy to
act, which authorization is received
not more than eleven (11) months
before the meeting. Proxies shal1 be
delivered to the Secretary of the
Trust or other person responsible for
recording the proceedings before
being voted. A proxy with respect to
Shares held in the name of two or
more persons shall be valid if
executed by one of them unless at or
prior to exercise of such proxy the
Trust receives a specific written
notice to the contrary from any one
of them. If any Shareholder is a
minor or a person of unsound mind,
and subject to guardianship or to the
legal control of another person as
regards the control or management
of such Shareholder's shares, such
Shareholder's shares may be voted
by such guardian or such other
person appointed or having control,
and such vote may be given in
person or by proxy. Unless otherwise
specifically limited by their terms,
proxies shall entitle the holder
thereof to vote at any adjournment of
a meeting. A proxy purporting to be
exercised by or on behalf of a
Shareholder shall be deemed valid
unless challenged at or prior to its
exercise and the burden of proving
invalidity shall rest on the
challenger. At all meetings of the
Shareholders, unless the voting is
conducted by inspectors, all
questions relating to the
qualifications of voters, the validity
of proxies, and the acceptance or
rejection of votes shall be decided by
the Chairman of the meeting. Except
as otherwise provided herein or in
the Trust Instrument, all matters
relating to the giving, voting or
validity of proxies shall be governed
by the General Corporation Law of
the State of Delaware relating to
proxies, and judicial interpretations
thereunder, as if the Trust were a
Delaware corporation and the
Shareholders were shareholders of a
Delaware corporation.
      Section 4.3	Broker Non-
Votes. Except as otherwise provided
by law, at any meeting of
Shareholders, the Trust will consider
broker non-votes as present for
purposes of determining whether a
quorum is present at the meeting.
Broker non-votes will not count as
votes cast.
      Section 4.4	Place of
Meeting. All meetings of the
Shareholders shall be held at such
places as the Trustees may designate.
In the absence of any such
designation, Shareholders' meetings
shall be held at the principal office of
the Trust at the time of such
meetings. Notwithstanding the
foregoing, if either the President or
Secretary of the Trust, or in the
absence or unavailability of the
President and the Secretary, any
officer of the Trust, determines that
the date, time or place designated for
a meeting or adjourned meeting of
Shareholders is not reasonably
practicable or available as a result of
(a) fire, flood, elements of nature, or
other acts of god, (b) acts of
terrorism, (c) outbreak or escalation
of hostilities, war, riots or civil
disorders or (d) other similar events,
such officer may, without further
notice to Shareholders, designate
such other date, time or place for
such meeting or adjourned meeting
as such officer shall, in his or her
sole discretion, determine.
      Section 4.5	Conduct of
Meetings of Shareholders. The
meetings of Shareholders shall be
presided over by the President, or if
he or she is not present, by the
Chairman, or if he or she is not
present, by any Vice President,
unless there is a Senior Vice
President, or if none of them is
present, then any officer of the Trust
appointed by the President to act on
his or her behalf shall preside over
such meetings. The Secretary, if
present, shall act as a Secretary of
such meetings, or if he or she is not
present or is otherwise presiding
over the meeting in another capacity,
an Assistant Secretary, if any, shall
so act. If neither the Secretary nor
the Assistant Secretary is present or,
if present, the Secretary is otherwise
presiding over the meeting in another
capacity, then any such person
appointed by the Secretary to act on
his  or her behalf shall act as
Secretary of such meetings.
ARTICLE V
SHARES OF BENEFICIAL
INTEREST
      Section 5.1	Share
Certificate. No certificates
certifying the ownership of Shares
shall be issued except as the Trustees
may otherwise authorize. The
Trustees may issue certificates to a
Shareholder for any purpose and the
issuance of a certificate to one or
more Shareholders shall not require
the issuance of certificates generally.
In the event that the Trustees
authorize the issuance of Share
certificates, such certificate shall be
in the form prescribed from time to
time by the Trustees and shall be
signed by the President and by the
Treasurer or Secretary. Such
signatures may be facsimiles if the
certificate is signed by a transfer or
shareholder services agent or by a
registrar, other than a Trustee, officer
or employee of the Trust. In case any
officer who has signed or whose
facsimile signature has been placed
on such certificate shall have ceased
to be such officer before such
certificate is issued, it may be issued
by the Trust with the same effect as
if he or she were such officer at the
time of its issue.
      Section 5.2	Loss of
Certificate. In case of the alleged
loss or destruction or the mutilation
of a Share certificate, a duplicate
certificate may be issued in place
thereof, upon such terms as the
Trustees may prescribe.
      Section 5.3	Discontinuan
ce of Issuance of Certificates. The
Trustees may at any time discontinue
the issuance of Share certificates and
may, by written notice to each
Shareholder, require the surrender of
Share certificates to the Trust for
cancellation. Such surrender and
cancellation shall not affect the
ownership of Shares in the Trust.
ARTICLE VI
INSPECTION OF BOOKS
      The Trustees shall from time
to time determine whether and to
what extent, and at what times and
places, and under what conditions
and regulations the accounts and
books of the Trust or any of them
shall be open to the inspection of the
Shareholders; and no Shareholder
shall have any right to inspect any
account or book or document of the
Trust except as conferred by law or
otherwise by the Trustees.
ARTICLE VII
JURISDICTION AND FORUM
      Each Trustee, each officer,
each Shareholder and each person
beneficially owning an interest in a
Share of the Trust (whether through
a broker, dealer, bank, trust company
or clearing corporation or an agent of
any of the foregoing or otherwise), to
the fullest extent permitted by law,
including Section 3804(e) of the
Delaware Statutory Trust Act (12
Del. C. 3801 et seq.) (the "Act"),
(i) irrevocably agrees that any
claims, suits, actions or proceedings
arising out of or relating in any way
to the Trust, the Act, the Trust
Instrument or these By-Laws or
asserting a claim governed by the
internal affairs (or similar) doctrine
(including, without limitation, any
claims, suits, actions or proceedings
to interpret, apply or enforce (A) the
provisions of the Trust Instrument or
these By-Laws, or (B) the duties
(including fiduciary duties),
obligations or liabilities of the Trust
to the Shareholders or the Trustees,
or of officers or the Trustees to the
Trust, to the Shareholders or each
other, or (C) the rights or powers of,
or restrictions on, the Trust, the
officers, the Trustees or the
Shareholders, or (D) any provision of
the Act or other laws of the State of
Delaware pertaining to trusts made
applicable to the Trust pursuant to
Section 3809 of the Act, or (E) any
other instrument, document,
agreement or certificate
contemplated by any provision of the
Act, the Trust Instrument or the By-
Laws relating in any way to the Trust
(regardless, in each case, of whether
such claims, suits, actions or
proceedings (x) sound in contract,
tort, fraud or otherwise, (y) are based
on common law, statutory, equitable,
legal or other grounds, or (z) are
derivative or direct claims)), shall be
exclusively brought in the Court of
Chancery of the State of Delaware
or, if such court does not have
subject matter jurisdiction thereof,
any other court in the State of
Delaware with subject matter
jurisdiction, (ii) irrevocably submits
to the exclusive jurisdiction of such
courts in connection with any such
claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper, (iv) expressly waives any requirement for the posting of a bond by a party bringing such claim, suit, action or proceeding, (v) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (v) hereof shall affect or limit any right to serve process in any other manner permitted by law, and
(vi) irrevocably waives any and all
right to trial by jury in any such
claim, suit, action or proceeding.
Any person or entity purchasing or
otherwise acquiring any Shares of
any Class shall be deemed to have
notice of and consented to the
provisions of this provision.
      If any provision or provisions
of this Article VII shall be held to be
invalid, illegal or unenforceable as
applied to any person or entity or
circumstance for any reason
whatsoever, then, to the fullest extent
permitted by law, the validity,
legality and enforceability of such
provisions in any other circumstance
and of the remaining provisions of
this Article VII (including, without
limitation, each portion of any
sentence of this Article VII
containing any such provision held
to be invalid, illegal or unenforceable
that is not itself held to be invalid,
illegal or unenforceable), and the
application of such provision to other
persons or entities and
circumstances, shall not in any way
be affected or impaired thereby. This
Article VII does not apply to claims
arising under the federal securities
laws.
ARTICLE VIII
AMENDMENTS
      These By-laws may be
amended from time to time by the
Trustees.
ARTICLE IX
HEADINGS
      Headings are placed in these
By-laws for convenience of
reference only and, in case of any
conflict, the text of these By-laws
rather than the headings shall
control.

Amended and Restated: March 6-7,
2024